S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Dec. 23, 2025 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 500,000
Sponsor [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	1,100,000
Sponsor [Member] | Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	8,433,333
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.003
Sponsor [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	5,000,000
Price Paid or to be Paid for Securities, Total Amount	$ 5,000,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 1
Cantor Fitzgerald & Co [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	2,400,000
Price Paid or to be Paid for Securities, Total Amount	$ 2,400,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 1
Inflection Point Fund I, LP [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 300,000
Inflection Point Fund I, LP [Member] | PIPE Securities [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	25,000,000
Inflection Point Asset Management LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	29,166.67
Sponsor, officers, directors or our or their affiliates [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Sponsor, officers, directors or our or their affiliates [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 1